10-Q Reclamation Bond Deposit - Schedule of Reclamation Bond Deposit (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Total reclamation bond deposit	$ 2,696,008	$ 2,695,944	$ 2,695,704
Lexon surety bond cash collateral
Loss Contingencies [Line Items]
Total reclamation bond deposit	2,589,072	2,589,008	2,588,768
Other cash reclamation bond deposits
Loss Contingencies [Line Items]
Total reclamation bond deposit	$ 106,936	$ 106,936	$ 106,936